Income Taxes - Significant Components of Current and Deferred Income Tax Expense Attributable to Income from Continuing Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Current tax benefit (expense)	$ 4,598,000	$ (878,000)	$ (488,000)
Deferred tax benefit (expense)	(3,000)	3,000
Income tax benefit (expense)	$ 4,595,000	$ (875,000)	$ (488,000)